Beijing Fucheng Lianbao Technology Co., Ltd Transaction (Details) - Schedule of purchase price of allocation - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of purchase price of allocation [Abstract]
Total cash consideration	$ 5,711	$ 5,711
Total Purchase Consideration	5,711	5,711
Net working capital	926	926
Property and equipment	26	26
License	4,814	4,814
Current liabilities	(55)	(55)
Fair value of net assets acquired	$ 5,711	$ 5,711